Stockholders' Equity - Schedule of Outstanding Series C Agent Warrants (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2022	Jun. 30, 2023	Apr. 14, 2022
Warrants exercise price				$ 0.001
Series C Warrants
Number	2,444	2,444	2,444
Number of conversion shares (in thousands)	42,000	42,000
Cumulative common stock dividends	30,000	30,000
Series C Warrants | Series 1 Warrants Outstanding
Number	1,929	1,929
Warrants exercise price	$ 58	$ 58
Number of conversion shares (in thousands)	33,000	33,000
Cumulative common stock dividends	23,000	23,000
Series C Warrants | Series 2 Warrants Outstanding Member
Number	219	219
Warrants exercise price	$ 60.7	$ 60.7
Number of conversion shares (in thousands)	4,000	4,000
Cumulative common stock dividends	3,000	3,000
Series C Warrants | Series 3 Warrants Outstanding
Number	296	296
Warrants exercise price	$ 57.5	$ 57.5
Number of conversion shares (in thousands)	5,000	5,000
Cumulative common stock dividends	4,000	4,000